Note 12 - Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Income Tax Disclosure [Text Block]

12.         INCOME TAXES

The Company’s effective tax rate from continuing operations was 0% for the nine months ended September 30, 2024 and 2023. The Company recorded no income tax provision for the three or nine months ended September 30, 2024.

The provision for income taxes during the interim reporting periods is calculated by applying an estimate of the annual effective tax rate for the full fiscal year to “ordinary” income or loss for the reporting period. Each quarter, the estimate of the annual effective tax rate is updated, and if the estimated effective tax rate changes, a cumulative adjustment is made. There is a potential for volatility of the effective tax rate due to several factors, including changes in the mix of the pre-tax income and the jurisdictions to which it relates, changes in tax laws, business reorganizations and settlements with taxing authorities.

The income tax rates vary from the US federal statutory rate of 21% primarily due to the full valuation allowance on the Company’s deferred tax assets. The Company has recorded the full valuation allowance based on an evaluation of both positive and negative evidence, including latest forecasts and cumulative losses in recent years. The Company has concluded that it was more likely than not that none of its deferred tax assets would be realized.

12.	INCOME TAXES

For the years ended December 31, 2023 and 2022, the Company recognized no provision or benefit from income taxes.

The following is a reconciliation of the effective income tax rate to the statutory federal income tax rate for the years ended December 31, 2023 and 2022.

	2023	2022
Federal income tax at statutory rates	21.00%	21.00%
Federal income tax rate reduction	—%	—%
Change in valuation allowance	(21.00)	(21.00)
Effective income tax rate	—%	—%

Deferred income taxes reflect the net effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company’s deferred tax assets relate primarily to its net operating loss carryforwards and other balance sheet basis differences. The Company recorded a valuation allowance to fully offset the net deferred tax asset, because it is more likely than not that the Company will not realize future benefits associated with these deferred tax assets as of December 31, 2023 or 2022 due to the significant uncertainty about the realization of the deferred tax asset until the Company can operate profitably.

The tax effects of temporary differences and carryforwards that give rise to significant portions of the deferred tax assets are as follows as of December 31:

	2023	2022
Deferred tax assets (liabilities):
Net operating loss carryforward	$16,178,000	$12,668,900
Stock compensation expense	470,700	3,371,900
Research and development tax credit	2,156,300	874,400
Sec. 174 Research and experimentation expense	3,206,600	2,293,000
Property and equipment	260,200	105,800
Intangible assets	81,600	88,500
Lease liability	323,900	428,400
Accrued expenses	139,700	158,500
Total gross deferred tax assets	22,817,000	19,989,400
Valuation allowance	(22,493,100)	(19,563,500)
Right-of-use assets	(323,900)	(425,900)
Net deferred tax assets (liabilities)	—	—

As of December 31, 2023 and 2022, the Company has U.S. net operating loss ("NOL") carryforwards of $77,037,900 and $60,328,200, respectively. NOL carryforwards of $6,126,173 are subject to expiration beginning in 2036. The remaining approximately $70,911,727 of NOL carryforwards may be carried forward indefinitely until it is fully utilized.

The NOL carryforwards may be subject to annual limitations due to "change in ownership" provisions of Internal Revenue Code Section 382 ("Section 382") that can be triggered due to future ownership changes. Additionally, the NOL loss carryforwards are subject to examination and adjustments by the Internal Revenue Service until the statute of limitations closes on the year in which the NOL is utilized.

As of December 31, 2023 and 2022, there were no material uncertain tax positions taken by the Company. Additionally, the Company does not expect any unrecognized tax benefits to change significantly over the next twelve months.

As of December 31, 2023, the Company is not currently under audit by any income tax authority.